                                                      1933 Act File No. 33-45753
                                                      1940 Act File No. 811-6561

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X
                                                                       ------

      Pre-Effective Amendment No.

      Post-Effective Amendment No.   19                                 X

                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                       ------

      Amendment No.   18                                                 X
      ------                                                           ------

                                      CCMI FUNDS

                  (Exact Name of Registrant as Specified in Charter)

                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7010
                       (Address of Principal Executive Offices)

                                    (412) 288-1900
                            (Registrant's Telephone Number)

                              John W. McGonigle, Esquire,
                              Federated Investors Tower,
                                  1001 Liberty Avenue
                          Pittsburgh, Pennsylvania 15222-3779
                        (Name and Address of Agent for Service)
                   (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

____ immediately upon filing pursuant to paragraph (b)
____ on ____________________ pursuant to paragraph (b)
____ 60 days after filing pursuant to paragraph (a) (i)
____ on _________________ pursuant to paragraph (a) (i).
____ 75 days after filing pursuant to paragraph (a)(ii)
__x__ on July 29, 2002 pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

_____This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copy to:  Matthew G. Maloney, Esquire
         Dickstein, Shapiro & Morin
         2101 L Street, N.W.
         Washington, D.C.  20037

CCMI EQUITY FUND

A Portfolio of CCMI Funds

PROSPECTUS

A mutual fund seeking to provide high total return over longer periods of time through appreciation of capital and current income provided by dividends and interest payments. The Fund attempts to achieve this objective by investing primarily in common stocks.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

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Risk/Return Summary	1
What are the Fund's Fees and Expenses?	3
What are the Fund's Investment Strategies?	4
What are the Principal Securities in Which the Fund Invests?	4
What are the Specific Risks of Investing in the Fund?	5
What Do Shares Cost?	5
How is the Fund Sold?	7
How to Purchase Shares	7
How to Exchange Shares	7
How to Redeem Shares	8
Account and Share Information	10
Who Manages the Fund?	10
Financial Information	11
Independent Auditors' Report	23

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NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE

JULY 31, 2002

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide high total return over longer periods of time through appreciation of capital and current income provided by dividends and interest payments. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a broad, diversified range of common stocks of companies deemed to have above average earnings growth prospects and whose shares are available at reasonable prices. As a matter of investment policy, the Fund will invest so that, under normal circumstances, at least 80% of its assets are invested in equity securities. The Fund uses a "blended" style of investing, selecting both growth and value stocks.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's return include:

  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
  Risks Relating to Investing for Growth. Growth Stocks may experience a larger decline than value stocks on a forecast of lower earnings, a negative fundamental development or an adverse market development.
  Risk Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.
  Sector Risks. Because the Adviser may allocate more of the Fund's portfolio holdings to a particular industry sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

The Shares offered by this prospectus are not deposits or obligations of Commerce Capital Management, Inc. or its affiliates, are not endorsed or guaranteed by Commerce Capital Management, Inc. or its affiliates and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

From August 1, 1999 to April 1, 2002, the Fund Shares were sold without a sales charge.

The Fund's total return for the six-month period from January 1, 2002 to June 30, 2002 was (12.44)%.

Within the period shown in the bar chart, the Fund's highest quarterly return was 21.31% (quarter ended December 31, 1998). Its lowest quarterly return was (14.09)% (quarter ended September 30, 2001).

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Average Annual Total Return Table

Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Shares to illustrate the effect of federal taxes on the Fund returns. Actual after tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. As of April 1, 2002, the Fund Shares are sold with a sales charge. The table also shows returns for the Standard & Poor's 500 Index (S&P 500), a broad-based market index. The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)

	1 Year	5 Years	Start of Performance[1]
Return Before Taxes	(10.03)%	10.40%	14.51%
Return After Taxes on Distributions[2]	(10.78)%	7.77%	12.24%
Return After Taxes on Distributions and Sale of Fund Shares[2]	(5.54)%	8.23%	11.86%
S&P 500	(11.88)%	10.70%	15.99%

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1 The Fund's start of performance date was December 5, 1994.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential return.

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What are the Fund's Fees and Expenses?

CCMI EQUITY FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

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Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%
Redemption Fee (as a percentage of amount redeemed, if applicable)[1]	0.00%

Annual Fund Operating Expenses (Before Waivers)[2]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[3]	0.85%
Distribution (12b-1) Fee	None
Shareholder Services Fee[4]	0.25%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	1.47%
1 Applies to purchases at net asset value (investments of $1,000,000 or more) which are redeemed within one year of purchase. See "What Do Shares Cost."
2 Although not contractually obligated to do so, the Adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended May 31, 2002.
Total Waivers of Fund Expenses	0.28%
Total Actual Annual Fund Operating Expenses (after waivers)	1.19%
3 The Adviser has voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.67% for the fiscal year ended May 31, 2002.
4 A portion of the shareholder services fee was voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.15% for the fiscal year ended May 31, 2002.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$716
3 Years	$1,013
5 Years	$1,332
10 Years	$2,231

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What are the Fund's Investment Strategies?

The Fund invests at least 80% of its assets in equity securities. The Fund invests primarily in a broad, diversified range of common stocks which, in the Adviser's opinion, are trading at a reasonable valuation in relation to their history, to the market and to their expected future price. A description of the various types of securities in which the Fund invests, and their risks, immediately follows the strategy discussion.

Companies with similar characteristics may be grouped together in broad categories called sectors. Although the Adviser may allocate relatively more of the Fund's portfolio securities to a particular industry sector, the Adviser diversifies the Fund's investments, limiting the Fund's risk exposure with respect to individual securities and industry sectors.

The Fund's Adviser performs traditional fundamental analysis to select securities that exhibit the most promising long-term value for the Fund's portfolio. In selecting securities, the Adviser focuses on the current financial condition of the issuing company, in addition to examining each issuer's business and product strength, competitive position, and management expertise. Further, the Adviser considers current economic, financial market, and industry factors, which may affect the issuing company. To determine the timing of purchases and sales of portfolio securities, the Adviser looks at recent stock price performance and the direction of current fiscal year earnings estimates of various companies.

The Fund uses a "blended" style of investing, using a combination of both growth and value stocks.

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Because the Fund refers to equity securities in its name it will notify shareholders in advance of any change in its investment policies that would enable the Fund to invest less than 80% of its assets in equity securities.

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PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal types of equity securities in which the Fund invests.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

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The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's Share price may decline.

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The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

RISKS RELATED TO INVESTING FOR GROWTH

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

What Do Shares Cost?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

The minimum initial investment for Fund Shares by an investor is $1,000. Subsequent investments must be in amounts of at least $100. The Fund may waive these minimums for purchases made by the Trust Division of National Commerce Financial Corporation, for its fiduciary or custodial accounts. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

The Funds Shares are sold at their NAV plus a sales charge, as follows:

Purchase Amount

	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1million	2.00%	2.04%
$1 million or greater*	0.00%	0.00%

* A redemption fee of 1% may be imposed on certain redemptions made within one year of purchase. See "How to Redeem Shares."

The sales charge at purchase may be reduced or eliminated by:

  purchasing Shares in greater quantities to reduce the applicable sales charge;
  combining concurrent purchases of Shares:

  - by you, your spouse, and your children under age 21; or
  - of two CCMI Funds;

  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
  signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

  using the reinvestment privilege;
  by exchanging Shares from another CCMI Fund;
  through entities that have no transaction fee arrangements or wrap accounts or similar programs, under which clients pay a fee;
  within 90 days of redeeming Shares of an equal or lesser amount of the redemption;
  within 60 days of redeeming Shares of any other CCMI mutual fund which was sold with a sales charge or commission or fixed or variable rate annuities of an equal or lesser amount;
  as an employee or retired employee of National Commerce Financial Corporation, Federated Securities Corp., or their affiliates, or of any bank or investment dealer which has a sales agreement with Federated Securities Corp. with regard to the Fund and members of their families (including parents, grandparents, siblings, spouses, children, aunts, uncles and in-laws) of such employees or retired employees;
  through the Trust Division of National Commerce Financial Corporation; or
  on and after April 1, 2002 by any person or entity which was a shareholder of record of the Fund on March 31, 2002.

If your investment qualifies for a reduction or elimination of the sales charge as described above, you or your investment professional should notify Commerce Capital Management, Inc. or the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on your previous purchase. More information on reducing or eliminating the sales charge is in the Fund's Statement of Additional Information.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp. (Distributor), markets the Shares described in this prospectus to trust clients of National Commerce Financial Corporation and its affiliates and individual investors.

When the Distributor receives sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through Commerce Capital Management, Inc. or through an investment professional that has a sales agreement with the Distributor (Authorized Dealer).

THROUGH COMMERCE CAPITAL MANAGEMENT, INC.

An investor may purchase Shares by calling Commerce Capital Management, Inc. at 1-800-386-3111. Orders must be received by 3:00 p.m. (Eastern time) in order to receive that day's public offering price. Payment is normally required within three business days.

Texas residents must purchase Shares of the Fund through Federated Securities Corp. at 1-800-356-2805.

BY MAIL

You may also purchase Fund Shares by mailing a check and completed account application to

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CCMI Funds
c/o Federated Shareholder Services Company
P.O. Box 8612
Boston, MA 02266-8600

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If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Investors
Attn: MFCS-CCMI Funds
1099 Hingham Street
Rockland, MA 02370-3317

THROUGH AN AUTHORIZED DEALER

Call your Authorized Dealer for specific instructions.

Purchase orders must be received by the Dealer before 3:00 p.m. (Eastern time) in order to receive that day's public offering price. Orders received after 3:00 p.m. (Eastern time) will be purchased at the next determined public offering price.

How to Exchange Shares

You may exchange Shares of the Fund into shares of another CCMI Fund or certain other funds distributed by Federal Securities Corp. ("Federated Funds") at the NAV next determined after the Funds receive the exchange request in proper form. In order to exchange Shares you must:

  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. Signatures must be guaranteed if you request an exchange into another fund with a different shareholder registration.

The Fund may modify or terminate the exchange privilege at any time. Shareholders will be notified of the modification or termination of the exchange privilege. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other CCMI Funds.

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If you recently purchased Shares by check or through ACH, you may not be able to exchange your Shares until your check has cleared (which may take up to 10 business days from your date of purchase).

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BY TELEPHONE

You may exchange Shares by telephone by calling 1-800-386-3111, or by calling your Authorized Dealer directly.

Telephone exchange instructions must be received by 4:00 p.m. (Eastern time) for Shares to be exchanged that day.

Your telephone instructions may be recorded. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

By Mail

You may exchange Shares by sending a written request to the Fund. Send your requests by mail to:

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CCMI Funds
c/o Federated Shareholder Services Company
P.O. Box 8612
Boston, MA 02266-8600

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Send requests by private courier or overnight delivery service to:

Federated Investors
Attn: MFCS-CCMI Funds
1099 Hingham Street
Rockland, MA 02370-3317

In addition, you may exchange Shares by sending a written request to your Authorized Dealer directly.

How To Redeem Shares

The Fund redeems Shares at its NAV next determined after the Fund receives the redemption request in proper form. Shares may be redeemed by telephone or by mail through Commerce Capital Management, Inc. or directly from the Fund.

Redemption requests must be received by 3:00 p.m. (Eastern time) and must be transmitted by Commerce Capital Management, Inc. to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's NAV.

BY TELEPHONE

You may redeem Shares by calling Commerce Capital Management, Inc. at 1-800-386-3111.

Shareholders who have an Authorized Dealer should contact their Authorized Dealer for specific instructions on how to redeem by telephone.

Your telephone instructions may be recorded. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

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If you recently purchased Shares by check or ACH, redemption proceeds may not be available until your check has cleared (which may take up to 10 business days from your date of purchase).

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BY MAIL

You may redeem Shares by sending a written request to the Fund.

Send your written redemption request including your name, the Fund name, your account number and the Share or dollar amount requested to:

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CCMI Funds
c/o Federated Shareholder Services Company
P.O. Box 8612
Boston, MA 02266-8600

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Send requests by private courier or overnight delivery service to:

Federated Investors
Attn: MFCS-CCMI Funds
1099 Hingham Street
Rockland, MA 02370-3317

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTION FEE

In order to discourage short-term investments in the Funds, the Company charges a redemption fee in connection with redemptions of shares held for less than one year which were purchased at net asset value (for $1,000,000 or more). The charge is 1% of either the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. In determining if a charge applies and the amount of the charge, the first shares redeemed are those purchased with reinvested dividends and capital gain distributions, followed by others held the longest. Certain redemptions are not assessed the fee. Call Commerce Capital Management, Inc. or your Authorized Dealer for more information.

The 1% redemption fee is not a deferred sales charge but is rather a means to offset the additional costs associated with short-term investments in the Funds.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal Program allows you to automatically redeem Shares on a regular basis. Your account value must be at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account, and the payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program. You may apply for participation in this program through your financial institution.

ADDITIONAL CONDITIONS

Share Certificates

The Fund does not issue share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Commerce Capital Management, Inc. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 850 Ridgelake Boulevard, #101, Memphis, TN 38120.

The Adviser is a national investment adviser within National Commerce Financial Corporation, which is a multibank holding company. As of June 30, 2001, the Adviser managed $1.02 billion. The Adviser also manages four commingled funds with approximately $125 million in total assets.

ADVISORY FEES

The Fund's Adviser receives an annual maximum investment advisory fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive all or a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can terminate this voluntary waiver of its advisory fee at any time at its sole discretion.

William H. Collier, IV has been the Fund's portfolio manager since January 1, 2002.

Mr. Collier joined the Adviser in August of 2000 and currently serves as Vice President and Trust Investment Officer of the Adviser. He previously served as President of Pitkin Capital Management, a private investment advisory firm, from July 1996 to August 2000 and served as managing general partner of Pitkin Partners, LP, a private equity investment partnership, from July 1996 to August 2000. Mr. Collier has over 18 years of investment management experience and earned his Bachelors degree in Business Administration from the University of North Carolina, Chapel Hill.

Mark A. Brommer, CFA, has been the Fund's portfolio manager since January 1, 2002 and joined the Adviser in February 2000. He is currently a Vice President of the Adviser and serves as both an equity portfolio manager and equity analyst. Mr. Brommer served as a senior equity analyst with First Tennessee National Corporation from 1990 to 2000, where he was responsible for making buy and sell recommendations for stocks within 14 industries. Mr. Brommer is a former President and current member of the Memphis Society of Financial Analysts. Mr. Brommer is a Chartered Financial Analyst and received his MBA from the University of Memphis.

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Financial Information

The following Financial Highlights will help you understand the Fund's financial performance for the past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by KPMG LLP, whose report, along with the Fund's audited financial statements, is included in this Prospectus.

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Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

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Year Ended May 31,

	2002[1]

		2001

			2000

				1999

					1998
Net Asset Value, Beginning of Period	$16.17	$21.15	$21.74	$20.24	$17.33
Income From Investment Operations:
Net investment income	0.07	0.07	0.08	0.08	0.07
Net realized and unrealized gain (loss) on investments and options	(1.89)	(1.88)	3.27	3.10	3.93

TOTAL FROM INVESTMENT OPERATIONS	(1.82)	(1.81)	3.35	3.18	4.00

Less Distributions:
Distributions from net investment income	(0.06)	(0.08)	(0.08)	(0.08)	(0.07)
Distributions from net realized gain on investments and options	(0.50)	(3.09)	(3.86)	(1.60)	(1.02)

TOTAL DISTRIBUTIONS	(0.56)	(3.17)	(3.94)	(1.68)	(1.09)

Net Asset Value, End of Period	$13.79	$16.17	$21.15	$21.74	$20.24
Total Return[2]	(11.46)%	(9.30)%	16.12%	15.90%	23.86%

Ratios to Average Net Assets:
Expenses	1.19%	1.17%	1.09%	1.00%	1.00%
Net investment income	0.50%	0.34%	0.38%	0.39%	0.39%
Expense waiver/reimbursement[3]	0.28%	0.28%	0.25%	0.09%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$104,248	$70,238	$93,870	$99,526	$219,694
Portfolio turnover	36%	44%	42%	92%	69%

1 For the year ended May 31, 2002, the Fund was audited by KPMG LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.


See Notes which are an integral part of the Financial Statements

Portfolio of Investments

MAY 31, 2002

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Shares			Value
		COMMON STOCKS--94.7%
		Commercial Services--1.4%
44,500		The Interpublic Group Cos., Inc.	$1,468,500

		Communications--3.0%
53,000		SBC Communications, Inc.	1,817,370
35,000		Sprint Corp.	575,750
16,168		Verizon Communications, Inc.	695,224

		TOTAL	3,088,344

		Consumer Durables--0.3%
18,000		Clayton Homes, Inc.	317,520

		Consumer Non-Durables--6.2%
30,000		Anheuser-Busch Cos., Inc.	1,548,300
26,000		General Mills, Inc.	1,183,000
40,000		Gillette Co.	1,422,800
22,500		Kraft Foods, Inc., Class A	967,725
25,000		PepsiCo, Inc.	1,299,500

		TOTAL	6,421,325

		Consumer Services--5.8%
55,000		Carnival Corp.	1,672,000
55,000	[1]	Comcast Corp., Class A	1,548,800
52,500		Darden Restaurants, Inc.	1,319,325
20,000		Gannett Co., Inc.	1,516,000

		TOTAL	6,056,125

		Electronic Technology--9.3%
47,000	[1]	Applied Materials, Inc.	1,042,460
100,000	[1]	Cisco Systems, Inc.	1,578,000
70,000	[1]	CommScope, Inc.	991,900
40,000	[1]	Electronics for Imaging, Inc.	653,600
70,000		Intel Corp.	1,933,400
15,000		International Business Machines Corp.	1,206,750
70,000		Motorola, Inc.	1,119,300
42,000		Texas Instruments, Inc.	1,204,140

		TOTAL	9,729,550

		Energy Minerals--6.6%
5,000		Amerada-Hess Corp.	411,250
20,000		Anadarko Petroleum Corp.	1,015,000
6,160		ChevronTexaco Corp.	537,460
42,500		Conoco, Inc., Class B	1,142,400
95,000		Exxon Mobil Corp.	3,793,350

		TOTAL	6,899,460

		Finance--21.5%
38,000		American Express Co.	1,615,380
28,200		American International Group, Inc.	1,888,554
52,066		Citigroup, Inc.	2,248,210
40,100		Duke Realty Corp.	1,085,106
35,000		Fannie Mae	2,800,350
10,000		Freddie Mac	655,500
25,000		FleetBoston Financial Corp.	881,000
50,000		J.P. Morgan Chase & Co.	1,797,500
10,000		Jefferson-Pilot Corp.	476,100
35,000		Merrill Lynch & Co., Inc.	1,424,850
18,590		PNC Financial Services Group	1,045,687
41,500		Pennsylvania Real Estate Investment Trust	1,074,850
50,000		ProLogis Trust	1,197,500
13,000		SPDR Trust, Series 1	1,389,960
73,317		Washington Mutual, Inc.	2,849,832

		TOTAL	22,430,379

		Health Services--1.0%
75,000	[1]	HealthSouth Corp.	1,061,250

		Health Technology--15.0%
21,000		Abbott Laboratories	997,500
15,000	[1]	Amgen, Inc.	714,450
25,000		Bristol-Myers Squibb Co.	778,000
30,000		Johnson & Johnson	1,840,500
35,000	[1]	MedImmune, Inc.	1,138,200
60,000		Medtronic, Inc.	2,769,000
45,000		Merck & Co., Inc.	2,569,500
60,000		Pfizer, Inc.	2,076,000
60,000		Schering Plough Corp.	1,587,000
20,000		Wyeth	1,110,000

		TOTAL	15,580,150

		Industrial Services--1.3%
27,000		Schlumberger Ltd.	1,394,280

		Non-Energy Minerals--4.3%
75,000		Alcoa, Inc.	2,623,500
45,000		Martin Marietta Materials, Inc.	1,800,000

		TOTAL	4,423,500

		Producer Manufacturing--8.2%
90,000		General Electric Co.	2,802,600
40,000		Masco Corp.	1,066,400
70,000		Molex, Inc., Class A	2,170,000
40,000		Tyco International Ltd.	878,000
24,000		United Technologies Corp.	1,652,880

		TOTAL	8,569,880

		Retail Trade--0.3%
8,000	[1]	Costco Wholesale Corp.	314,160

		Technology Services--5.3%
35,000		Electronic Data Systems Corp.	1,848,700
17,913		First Data Corp.	1,418,710
45,000	[1]	Microsoft Corp.	2,290,950

		TOTAL	5,558,360

		Transportation--1.0%
17,000		United Parcel Service, Inc.	1,026,460

		Utilities--4.2%
35,100		Black Hills Corp.	1,242,891
30,000		Progress Energy, Inc.	1,555,500
60,000		Southern Co.	1,620,000

		TOTAL	4,418,391

		TOTAL COMMON STOCKS (IDENTIFIED COST $79,874,662)	98,757,634

Principal Amount or Shares			Value
		TIME DEPOSIT--4.1%
$4,284,769		Fifth Third Bank Western Ohio Dayton (at amortized cost)	$4,284,769

		MUTUAL FUND--0.2%
158,035		Goldman Sachs Financial Square Money Market Fund (at net asset value)	158,035

		TOTAL INVESTMENTS (IDENTIFIED COST $84,317,466)[2]	$103,200,438

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $84,833,663. The net unrealized appreciation of investments on a federal tax basis amounts to $18,366,775 which is comprised of $22,948,507 appreciation and $4,581,732 depreciation at May 31, 2002.

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Note: The categories of investments are shown as a percentage of net assets ($104,247,705) at May 31, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 2002

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Assets:
Total investments in securities, at value (identified cost $84,317,466)		$103,200,438
Income receivable		165,686
Receivable for investments sold		1,305,452
Receivable for shares sold		129,433

TOTAL ASSETS		104,801,009

Liabilities:
Payable for investments purchased	$305,039
Payable for shares redeemed	98,082
Payable for investment adviser fee	120,527
Payable for administrative personnel and services fee	13,288
Accrued expenses	16,368

TOTAL LIABILITIES		553,304

Net assets for 7,561,982 shares outstanding		$104,247,705
Net Assets Consist of:
Paid in capital		$85,134,848
Net unrealized appreciation of investments		18,882,972
Accumulated net realized gain on investments and options		143,139
Undistributed net investment income		86,746

TOTAL NET ASSETS		$104,247,705

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($104,247,705 7,561,982 shares outstanding)		$13.79
Offering price per share (100/94.25 of $13.79)		$14.63
Redemption proceeds per share		$13.79


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED MAY 31, 2002

Investment Income:
Dividends (net of foreign taxes withheld of $990)			$1,234,899
Interest			81,963

TOTAL INCOME			1,316,862

Expenses:
Investment adviser fee		$659,444
Administrative personnel and services fee		116,373
Custodian fees		3,962
Transfer and dividend disbursing agent fees and expenses		37,858
Directors'/Trustees' fees		11,895
Auditing fees		20,468
Legal fees		3,777
Portfolio accounting fees		46,610
Shareholder services fee		193,954
Share registration costs		20,385
Printing and postage		15,542
Insurance premiums		1,044
Miscellaneous		11,735

TOTAL EXPENSES		1,143,047

Waivers:
Waiver of investment adviser fee	$(139,647)
Waiver of shareholder services fee	(77,582)

TOTAL WAIVERS		(217,229)

Net expenses			925,818
Net investment income			391,044
Realized and Unrealized Gain (Loss) on Investments and Options:
Net realized gain on investments and options			1,108,914
Net change in unrealized appreciation of investments and options			(12,961,501)
Net realized and unrealized loss on investments and options			(11,852,587)
Change in net assets resulting from operations			$(11,461,543)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31,	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$391,044	$281,319
Net realized gain on investments and options	1,108,914	1,782,558
Net change in unrealized appreciation of investments and options	(12,961,501)	(9,993,918)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(11,461,543)	(7,930,041)

Distributions to Shareholders:
Distributions from net investment income	(305,921)	(338,601)
Distributions from net realized gain on investments and options	(2,012,957)	(12,587,322)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,318,878)	(12,925,923)

Share Transactions:
Proceeds from sale of shares	68,839,185	8,759,349
Net asset value of shares issued to shareholders in payment of distributions declared	440,665	2,371,980
Cost of shares redeemed	(21,489,759)	(13,907,396)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	47,790,091	(2,776,067)

Change in net assets	34,009,670	(23,632,031)

Net Assets:
Beginning of period	70,238,035	93,870,066

End of period (including undistributed net investment income of $86,746 and $1,623, respectively)	$104,247,705	$70,238,035

See Notes which are an integral part of the Financial Statements

Notes To Financial Statements

MAY 31, 2002

ORGANIZATION

CCMI Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of one portfolio. The financial statements included herein are only those of CCMI Equity Fund (the "Fund"), a diversified portfolio. The investment objective of the Fund is to provide high total return over longer periods of time through appreciation of capital and current income provided by dividends and interest payments.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

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Listed equity securities are valued at the last sale price reported on the primary national securities exchange. Unlisted equity securities are generally valued at the mean of the latest bid and asked prices provided by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").


Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

As of May 31, 2002, the tax composition of dividends was as follows:


Ordinary income	$305,921
Long-term capital gains	$2,012,957


As of May 31, 2002, the components of distributable earnings on a tax basis were as follows:


Undistributed ordinary income	$86,746
Undistributed long-term capital gains	$659,335
Unrealized appreciation	$18,366,775

At year end, there were no significant differences between the GAAP basis and tax basis of components of net assets, other than differences in the net unrealized appreciation (depreciation) in the value of investments attributable to wash sales loss deferrals.


Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver (a call), or to receive (a put), the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the year ended May 31, 2002, the Fund had a realized gain of $73,672 on written options.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Aggregate Face Value
Outstanding at prior period-end	350	$78,947
Contracts written	--	--
Contracts expired	--	--
Contracts closed	(350)	(78,947)
Outstanding at May 31, 2002	--	$--

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

Year Ended May 31,	2002	2001
Shares sold	4,679,069	500,794
Shares issued to shareholders in payment of distributions declared	29,948	138,958
Shares redeemed	(1,491,062)	(733,118)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,217,955	(93,366)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

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Commerce Capital Management, Inc., the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.


Under the terms of a sub-adviser agreement between the Adviser and Franklin Street Advisors, Inc. (the "Sub-Adviser"), the Sub-Adviser receives an annual fee from the Adviser equal to 0.65% of the Fund's average daily net assets. The Sub-Adviser may voluntarily waive any portion of its fee.

Administrative Fee

Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.150% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a minimum fee of $50,000 per portfolio.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with FAS, the Fund will pay FAS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FAS is used to finance certain services for shareholders and to maintain shareholder accounts. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended May 31, 2002, were as follows:

Purchases	$66,801,294
Sales	$26,524,499


CHANGE IN INDEPENDENT AUDITORS (UNAUDITED)

On April 29, 2002, the Trustees of the Fund, upon the recommendation of the Board's audit committee, determined not to retain Arthur Andersen LLP and approved a change of the Fund's independent auditors to KPMG LLP. For the fiscal years ended May 31, 2001 and May 31, 2000, Arthur Andersen LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Fund and Arthur Andersen LLP on accounting principles or practices, financial statement disclosure or audit scope or procedure, which if not resolved to the satisfaction of Arthur Andersen LLP would have caused them to make reference to the disagreement in their report.


FEDERAL INCOME TAX INFORMATION (UNAUDITED)


The Fund hereby designates $2,012,957 as long-term capital gain dividends for the year ended May 31, 2002.


Independent Auditors' Report


THE BOARD OF TRUSTEES AND SHAREHOLDERS
CCMI EQUITY FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of CCMI Equity Fund (the "Fund") as of May 31, 2002, and the related statement of operations, statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended May 31, 2001 and financial highlights for each of the years or periods in the four-year period ended May 31, 2001 were audited by other auditors whose report dated July 9, 2001, expressed an unqualified opinion.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CCMI Equity Fund as of May 31, 2002, and the results of its operations, the changes in its net assets, and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Boston, Massachusetts
June 28, 2002


Board of Trustees and Trust Officers

The following tables give information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). The CCMI Fund Complex consists of two investment company portfolios. Unless otherwise noted, each Board member oversees all portfolios in the CCMI Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund's Trustees and is available, without charge and upon request, by calling 1-800-386-3111.

INTERESTED TRUSTEES BACKGROUND
Name Birth Date Address Positions Held with Trust Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1992	Principal Occupation: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 EXECUTIVE VICE PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupation: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: January 1992	Principal Occupation: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Positions: Senior Partner, Ernst & Young, LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 Tamiami Trail N. Naples, FL TRUSTEE Began serving: January 1992

Principal Occupation: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation, Senior Vice President, John R. Wood and Associates, Inc., Realtor, President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex, Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories, Director, First National Bank of Boston, Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: January 1992

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant, Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupation: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1992

Principal Occupation: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing/Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Positions: Vice President, Walsh & Kelly, Inc.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

OFFICERS
Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY

Principal Occupation: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling, Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER

Principal Occupation: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Fund's Financial Services Division of Federated Investors, Inc.

Peter J. Germain Birth Date: September 3, 1959 PRESIDENT	Principal Occupation: Senior Vice President and Director of Proprietary Fund Services, Federated Services Company. Previous Positions: Senior Corporate Counsel, Federated Services Company.

Beth S. Broderick Birth Date: August 2, 1965 VICE PRESIDENT	Principal Occupation: Vice President, Federated Services Company. Previous Positions: Client Services Officer, Federated Services Company.

A Statement of Additional Information (SAI) dated July 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-386-3111.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Securities Corp. is the distributor of the fund.

Investment Company Act File No 811-6561
Cusip 12501K302

005826 (7/02)

[Logo of CCMI FUNDS]


CCMI
Equity Fund

Prospectus

A Portfolio of CCMI Funds

July 31, 2002


CCMI EQUITY FUND

A Portfolio of CCMI Funds

Statement of Additional Information

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for CCMI Equity Fund (Fund), dated July 31, 2002.
Obtain the prospectus and the Annual Report's Management Discussion of Fund
Performance without charge by calling 1-800-386-3111.

 July 31, 2002

                                    Contents
                                    How is the Fund Organized?                      2
                                    Securities in Which the Fund Invests
                                    2
                                    What do Shares Cost?                      11
                                    How is the Fund Sold?                     12
                                    Subaccounting Services                    12
                                    Redemption Fee                            13
                                    Redemption in Kind                              13
                                    Massachusetts Partnership Law             13
                                    Account and Share Information             14
                                    Tax Information                           14
                                    Who Manages and Provides Services to the Fund?
                                    15
                                    How Does the Fund Measure Performance?          22
                                    Investment Ratings                              24
                                    Addresses                           26
Cusip 12501K302

005902 (7/02)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of CCMI Funds (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on December 11, 1991. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust changed its name from 111 Corcoran Funds to CCB Funds and the Fund changed its name from 111
Corcoran Equity Fund to CCB Equity Fund on May 13, 1998. The Trust changed its name from CCB Funds to CCMI Funds and the Fund changed its name from CCB Equity Fund to
CCMI Equity Fund on June 1, 2001. The Fund's investment adviser is Commerce Capital
Management, Inc. (Commerce Capital Management, Inc. or Adviser).

SECURITIES IN WHICH THE FUND INVESTS

Following is a table that indicates which types of securities are a:

P = Principal investment of the Fund; (shaded in chart)

A = Acceptable (but not principal) investment of the Fund

Agency Securities                               A

American Depository Receipts                    A

Bank Instruments                                A

Common Stocks                                   P

Convertible Securities                          A

Corporate Debt Securities                       A

Delayed Delivery Transactions                   A

Derivative Contracts                            A

Investing in Securities of Other Investment Companies       A

Lending of Portfolios Securities                A

Preferred Stocks                                A

Repurchase Agreements                           A

Restricted and Illiquid Securities (1)          A

Reverse Repurchase Agreements                   A

Securities of Foreign Issuers (2)               A

Treasury Securities                             A

Warrants                                        A

Zero Coupon Securities                          A

(1) The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Board of Trustees (Board) to be liquid, to 15% of its net assets.
(2) The Fund will not invest more than 10% of its total assets in securities of foreign issuers.
In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

Common Stocks
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks
Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed income security.

Warrants
Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate.
The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest.

Treasury Securities
Treasury securities are direct obligations of the federal government of the United
States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities.
Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. The corporate debt securities in which the Fund invests are rated, at the time of purchase, at least Baa by Moody's Investors Service, Inc. ("Moody's"), or at least
BBB by Standard & Poor's ("S&P") or Fitch IBCA, Inc. ("Fitch"), or, if not rated, determined by the Fund's Adviser to be of comparable quality. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S.
branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Convertible Securities
Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the
Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.
However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The convertible securities in which the Fund invests are rated, at the time of purchase, at least BBB by S&P or Fitch, or at least Baa by Moody's, or, if not rated, determined by the Fund's Adviser to be of comparable quality.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Foreign Securities
Foreign securities are securities of issuers based outside the United States. The
Fund considers an issuer to be based outside the United States if:

o     it is organized under the laws of, or has a principal office located in, another country;

o     the principal trading market for its securities is in another country; or

o     it (or its subsidiaries) derived in its most current fiscal year at least 50%
      of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

The only foreign securities in which the Fund invests are American Depositary
Receipts.

American Depositary Receipts
American Depositary Receipts ("ADRs") represent interests in underlying securities issued by a foreign company. The foreign securities underlying ADRs are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the
United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. ADRs involve risks of foreign investing.

Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts.
This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date.
If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the
Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.

Futures Contracts
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy and sell the following types of futures contracts: stock index futures contracts and financial futures contracts.

Options
Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises)
the option.

The Fund may:

o     Buy put options on portfolio securities and financial futures contracts in anticipation of a decrease in the value of the underlying asset.

o     ? Write call options on portfolio securities and financial futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the
      Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

o     ? Buy or write options to close out existing options positions.

When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Special Transactions

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Restricted and Illiquid Securities
The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restrictions on resale under federal securities laws. However, the Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Board to be liquid, to
15% of its net assets.

Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Investment Ratings for Investment Grade Securities
The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security.
Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Stock Market Risks
The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Sector Risks
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Risks Related to Investing for Growth
Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.  For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development.  Further, growth stocks may not pay dividends or may pay lower dividends than value stocks.  This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Investing for Value
Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size
Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price.
Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Liquidity Risks
Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the
Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Credit Risks
Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Interest Rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Risks of Foreign Investing
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S.
investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its
Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the
United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

fundamental investment objective
The Fund's investment objective is to provide high total return over longer periods of time through appreciation of capital and current income provided by dividends and interest payments. The investment objective may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Selling Short and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin, other than in connection with buying stock index futures contracts, put options on stock index futures, put options on financial futures and portfolio securities, and writing covered call options, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. A deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

Issuing Senior Securities and Borrowing Money
The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when- issued basis; and (b) collateral arrangements with respect to
(i) the purchase and sale of stock options (and options on stock indices) and (ii)
initial or variation margin for futures contracts.

Investing in Real Estate
The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Investing in Commodities
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts. However, the Fund may purchase put options on stock index futures, put options on financial futures, stock index futures contracts, and put options on portfolio securities, and may write covered call options.

Underwriting
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.

Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if, as a result, at the time of such purchase, more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of any one issuer.

Concentration of Investments
The Fund will not invest 25% or more of the value of its total assets in any one industry. However, the Fund may invest 25% or more of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

Lending Cash or Securities
The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding money market instruments, repurchase agreements, obligations of the U.S. government, its agencies or instrumentalities, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or certain debt instruments as permitted by its investment objective, policies, and limitations or the Trust's Declaration of Trust.

The above limitations cannot be changed unless authorized by the Board and by the
"vote of a majority of its outstanding voting securities," as defined by the
Investment Company Act of 1940 (1940 Act). The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Illiquid Securities
The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, and certain securities not determined by the
Trustees to be liquid.

Purchasing Securities to Exercise Control
The Fund will not purchase securities of a company for purpose of exercising control or management.

Writing Covered Call Options
The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund does not intend to borrow money or pledge securities in excess of 5% of the value of its net assets during the coming fiscal year. For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o     for fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o     futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o     for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

o     for all other securities at fair value as determined in good faith by the
      Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

REDUCING OR eliminating THE FRONT-END SALES CHARGE
You can reduce or eliminate the applicable front-end sales charge, as follows:

Quantity Discounts
Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

Accumulated Purchases
If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

Concurrent Purchases
You can combine concurrent purchases of the same share class of two or more Federated
Funds in calculating the applicable sales charge.

Letter of Intent
You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of
Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege
You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Fund
The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

o     the Trustees, employees and sales representatives of the Fund, the Adviser, the
  Distributor and their affiliates;

o     any associated person of an investment dealer who has a sales agreement with the Distributor; and

o     trusts, pension or profit-sharing plans for these individuals.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor, Federated Securities
Corp., offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The
Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

SHAREHOLDER SERVICES
The Fund may pay Federated Administrative Services, a subsidiary of Federated
Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Administrative Services may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or
Federated Administrative Services (but not out of Fund assets). The Distributor and/or Federated Administrative Services may be reimbursed by the Adviser or its affiliates.
Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION FEE

In order to discourage short-term investments in the Funds, the Company charges a redemption fee in connection with redemptions of shares held less than one year which were purchased at net asset value (for $1,000,000 or more). The charge is 1% of either the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares, and is retained by the Funds and not paid to the Distributor.

The redemption fee is not assessed on:

o     exchanges (except if shares acquired by exchange were then redeemed within twelve months of the initial purchase);

o     redemptions made in connection with distributions from qualified retirement plans, 403(b) plans or IRAs due to death, disability or attainment of age 59 1/2;

o     redemptions resulting from the tax-free return of excess contributions to IRAs or employee benefit plans; and

o     redemptions through certain automatic withdrawals.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the
Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the
Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the
Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares

As July 3, 2002, the following shareholders owned of record, beneficially, or both,
5% or more of outstanding Shares: Central Carolina Bank & Trust, Durham, NC, owned approximately 6,767,516 Shares (91.48%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders f .

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The following tables give information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e.,
"Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The
CCMI Fund Complex consists of two investment company portfolios. Unless otherwise noted, each Board member oversees all portfolios in the CCMI Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds-six portfolios; Federated Investors Fund Complex-
139 portfolios, FirstMerit Funds-two portfolios; Regions Funds-eight portfolios;
Riggs Funds- nine portfolios; and WesMark Funds- five portfolios. The Fund's
Statement of Additional Information includes additional information about the Trust's
Trustees and is available, without charge and upon request, by calling 1-800-386-3111.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                       rincipal Occupation(s) for Past    ggregate  Total
                       ive Years, Other Directorships     ompensatioCompensation
                       eld and Previous Positions         rom Fund  From
                                                          past      Trust
                                                          iscal     and
Name                                                     Aear)      Federated
Birth Date                                               C          Fund
Address                                                  F          Complex
Positions Held with   P                                  (          (past
Trust                 F                                  f          calendar
Date Service Began    H                                  y          year)
                      Principal Occupations: Chief       $0          $0
John F. Donahue*      Executive Officer and Director
Birth Date: July      or Trustee of the Federated Fund
28, 1924              Complex; Chairman and Director,
CHAIRMAN AND TRUSTEE  Federated Investors, Inc.;
Began serving:        Chairman, Federated Investment
January 1992          Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: President   $0         $0
J. Christopher        or Executive Vice President of
Donahue*              the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
EXECUTIVE VICE        Complex; President, Chief
PRESIDENT AND         Executive Officer and Director,
TRUSTEE               Federated Investors, Inc.;
Began serving:        President, Chief Executive
January 2000          Officer and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; President, Chief
                      Executive Officer and Director,
                      Federated Global Investment
                      Management Corp.; President and
                      Chief Executive Officer,
                      Passport Research, Ltd.;
                      Trustee, Federated Shareholder
                      Services Company; Director,
                      Federated Services Company.

                      Previous Position: President,
                      Federated Investment Counseling.

---------------------------------------------------------------------------------------
                      Principal Occupations: Director    $1,021.41
Lawrence D. Ellis,    or Trustee of the Federated Fund             $117,117.17
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
TRUSTEE               University of Pittsburgh Medical
Began serving:        Center.
January 1992
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter,
Federated Securities Corp.
---------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                       rincipal Occupation(s) for Past    ggregate  Total
                       ive Years, Other Directorships     ompensatioCompensation
                       eld and Previous Positions         rom Fund  From Trust
Name                                                     Apast      and
Birth Date                                               Ciscal     Federated
Address                                                  Fear) +    Fund Complex
Positions Held with   P                                  (          (past
Trust                 F                                  f          calendar
Date Service Began    H                                  y          year)
                      Principal Occupation: Director or  $1,123.61  $128,847.72
Thomas G. Bigley      Trustee of the Federated Fund
Birth Date: February  Complex.
3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
TRUSTEE               Committee, Children's Hospital of
Began serving:        Pittsburgh; Director, Member of
November 1994         Executive Committee, University
                      of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director    $1,123.61   $128,847.66
John T. Conroy, Jr.   or Trustee of the Federated Fund
Birth Date: June 23,  Complex; Chairman of the Board,
1937                  Investment Properties
Grubb &               Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties Corporationin Southwest Florida.
3838 Tamiami Trail N.
Naples, FL            Previous Positions: President,
TRUSTEE               Investment Properties
Began serving:        Corporation; Senior Vice
January 1992          President, John R. Wood and
                      Associates, Inc., Realtors;
                      President, Naples Property
                      Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director or  $1,123.61   $126,923.53
Nicholas P.           Trustee of the Federated Fund
Constantakis          Complex, partner, Andersen
Birth Date: September Worldwide SC (prior to 9/1/97).
3, 1939
175 Woodshire Drive   Other Directorships Held:
Pittsburgh, PA        Director, Michael Baker
TRUSTEE               Corporation (engineering and
Began serving:        energy services worldwide
January 1999

                      Principal Occupation: Director or  $1,021.41   $115,368.16
John F. Cunningham    Trustee of the Federated Fund
Birth Date: March 5,  Complex.
1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
TRUSTEE               Executive Officer, Cunningham &
Began serving:        Co., Inc. (strategic business
January 1999          consulting); Trustee Associate,
                      Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director or  $1,021.41   $117,117.14
Peter E. Madden       Trustee of the Federated Fund
Birth Date: March 16, Complex; Management Consultant.
1942
One Royal Palm Way    Previous Positions:
100 Royal Palm Way    Representative, Commonwealth of
Palm Beach, FL        Massachusetts General Court;
TRUSTEE               President, State Street Bank and
Began serving:        Trust Company and State Street
January 1992          Corporation (retired);, Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director, Depository
                      Trust Corporation; Director, The
                      Boston Stock Exchange.

                      Principal Occupations: Director    $1,123.61   $128,847.66
Charles F. Mansfield, or Trustee of the Federated Fund
Jr.                   Complex; Management Consultant,
Birth Date: April 10, Executive Vice President, DVC
1945                  Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach, NY (prior to 9/1/00).
TRUSTEE
Began serving:        Previous Positions: Chief
January 1999          Executive Officer, PBTC
                      International Bank; Partner,
                      Arthur Young & Company (now Ernst
                      & Young LLP); Chief Financial
                      Officer of Retail Banking Sector,
                      Chase Manhattan Bank; Senior Vice
                      President, HSBC Bank USA
                      (formerly, Marine Midland Bank);
                      Vice President, Citibank;
                      Assistant Professor of Banking
                      and Finance, Frank G. Zarb School
                      of Business, Hofstra University.

John E. Murray, Jr.,  Principal Occupations:  Director   $1,187.23   $117,117.14
J.D., S.J.D.          or Trustee of the Federated Fund
Birth Date: December  Complex; Chancellor and Law
20, 1932              Professor, Duquesne University;
Chancellor, Duquesne  Consulting Partner, Mollica &
University            Murray.
----------------------
Pittsburgh, PA        Other Directorships Held:
TRUSTEE               Director, Michael Baker Corp.
 Began serving:       (engineering, construction,
February 1995         operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director   $1,021.41   $117,117.17
Marjorie P. Smuts     or Trustee of the Federated Fund
Birth Date: June 21,  Complex; Public
1935                  Relations/Marketing/
4905 Bayard Street    Consultant/Conference Coordinator.
Pittsburgh, PA
TRUSTEE               Previous Positions: National
Began serving:        Spokesperson, Aluminum Company of
January 1992          America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director   $1,021.41   $117,117.17
John S. Walsh         or Trustee of the Federated Fund
Birth Date: November  Complex; President and Director,
28, 1957              Heat Wagon, Inc. (manufacturer of
2604 William Drive    construction temporary heaters);
Valparaiso, IN        President and Director,
TRUSTEE               Manufacturers Products, Inc.
Began serving:        (distributor of portable
January 1999          construction heaters); President,
                      Portable Heater Parts, a division
                      of Manufacturers Products, Inc.

                      Other Directorships Held:
                      Director, Walsh & Kelly, Inc.
                      (heavy highway contractor).

                      Previous Position: Vice
                      President, Walsh & Kelly, Inc.

---------------------------------------------------------------------------------------

OFFICERS**

Name                           rincipal Occupation(s) and Previous Positions
Birth Date
Address
Positions Held with Trust     P
                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive
Birth Date: October 26, 1938  Vice President, Secretary and Director, Federated
EXECUTIVE VICE PRESIDENT AND  Investors, Inc.
SECRETARY
                              Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment
                              Counseling; Director, Federated Global Investment
                              Management Corp., Federated Services Company and
                              Federated Securities Corp.

                              Principal Occupations: Treasurer of the Federated
Richard J. Thomas             Fund Complex; Senior Vice President, Federated
Birth Date: June 17, 1954     Administrative Services.
TREASURER
                              Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: Senior Vice President and
Peter J. Germain              Director of Proprietary Fund Services, Federated
Birth Date: September 3, 1959 Services Company.
PRESIDENT                     ------------------------------------------------------

                              Previous Positions: Senior Corporate Counsel,
                              Federated Services Company.

                              Principal Occupations: Vice President, Federated
Beth S. Broderick             Services Company.
Birth Date: August 2, 1965
VICE PRESIDENT                Previous Positions: Client Services Officer,
                              Federated Services Company,

---------------------------------------------------------------------------------------
**    Officers do not receive any compensation from the Fund.
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant
Secretary of Federated Investors, Inc. and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of
Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E.
Murray, Jr., an Independent Trustee of the Fund, served as President of Duquesne from
1988 until his retirement from that position in 2001, and became Chancellor of
Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES of the board
                            ommittee Functions                         Meetings Held
Board     Committee                                                    During Last
Committee Members          C                                           Fiscal Year
Executive John F. Donahue  In between meetings of the full Board,          NONE
          John E.          the Executive Committee generally may
          Murray, Jr.      exercise all the powers of the full Board
                           in the management and direction of the
                           business and conduct of the affairs of
                           the Trust in such manner as the Executive
                           Committee shall deem to be in the best
                           interests of the Trust. However, the
                           Executive Committee cannot elect or
                           remove Board members, increase or
                           decrease the number of Trustees, elect or
                           remove any Officer, declare dividends,
                           issue shares or recommend to shareholders
                           any action requiring shareholder approval.

 Audit    Thomas G.        The Audit Committee reviews and                 NONE
          Bigley           recommends to the full Board the
          John T.          independent auditors to be selected to
          Conroy, Jr.      audit the Fund's financial statements;
          Nicholas P.      meet with the independent auditors
          Constantakis     periodically to review the results of the
          Charles F.       audits and report the results to the full
          Mansfield, Jr.   Board; evaluate the independence of the
                           auditors, review legal and regulatory
                           matters that may have a material effect
                           on the financial statements, related
                           compliance policies and programs, and the
                           related reports received from regulators;
                           review the Fund`s internal audit
                           function; review compliance with the
                           Fund`s code of conduct/ethics; review
                           valuation issues; monitor inter-fund
                           lending transactions; review custody
                           services and issues and investigate any
                           matters brought to the Committee's
                           attention that are within the scope of
                           its duties.

Board ownership of shares in the fund and in the CCMI family of
---------------------------------------------------------------------------------------

Investment companies AS OF dECEMBER 31, 2001

                      ollar            Aggregate
                       Range of   ollar Range of
                      hares       hares Owned in
                     D    Owned   CCMI Family of
Interested              in Fund  D    Investment
Board Member Name    S           S     Companies
John F. Donahue            NONE             NONE
J. Christopher             NONE             NONE
Donahue
Lawrence D. Ellis,         NONE             NONE
M.D.

Independent
Board Member Name
Thomas G. Bigley           NONE             NONE
John T. Conroy, Jr.        NONE             NONE
Nicholas P.                NONE             NONE
Constantakis
John F. Cunningham         NONE             NONE
Peter E. Madden            NONE             NONE
Charles F.                 NONE             NONE
Mansfield, Jr.
John E. Murray,            NONE             NONE
Jr., J.D., S.J.D.
Marjorie P. Smuts          NONE             NONE
John S. Walsh              NONE             NONE

INVESTMENT ADVISER
---------------------------------------------------------------------------------------
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser shall not be liable to the Trust, the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust. Because of internal controls maintained by the Adviser to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the Adviser or its affiliates' lending relationships with an issuer.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment
Advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel, and processes; the preferences and expectations of
Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry;
the range and quality of services provided to the Fund and its shareholders by the
National Commerce Financial Corporation ("NCFC") organization in addition to investment advisory services.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an
Advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the adviser will have a continuing role in providing Advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the
NCFC organization and research services received by the Adviser from brokers that execute Fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: The nature and quality of the services provided by the adviser, including the performance of the Fund; the Adviser's cost of providing the services;
the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the Adviser's relationship with the fund; performance and expenses of comparable Funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee.  The Fund's Board is aware of these factors and takes them into account in its review of the Fund's
Advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with NCFC on matters relating to its funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Funds and the NCFC organization.  NCFC provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.
Thus, the Board's evaluation of an Advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the fund's portfolio securities; the nature and extent of the advisory and other services provided to the fund by the Adviser and its affiliates;
compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the funds and/or
NCFC are responding to them.

The Board also receives financial information about NCFC organization, including reports on the compensation and benefits NCFC derives from its relationships with the
Funds.  These reports cover not only the fees under the advisory contracts, but also fees received by NCFC's subsidiaries for providing other services to the Funds under separate contracts (e.g., for serving as the Funds' administrator and transfer agent).  The reports also discuss any indirect benefit the NCFC organization may derive from its receipt of research services from brokers who execute fund trades.

The Board bases its decision to approve an Advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every fund, nor does the Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each fund to the CCMI family of funds, the Board does not approach consideration of every fund's Advisory contract as if that were the only fund offered by NCFC organization.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Sub-ADVISER
The Adviser delegated daily management of the Fund to a sub-adviser, Franklin Street
Advisors, Inc. ("Franklin Street").

For its services under the Sub-Advisory Agreement, Franklin Street received a sub-advisory fee equal to 0.65% of the average daily net assets of the Equity Fund.
Effective January 1, 2002, the Adviser assumed all responsibility for the management of the Fund.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies;
receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal year ended, May 31, 2002, the Fund's Adviser or sub-advisor directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $93,243,669 for which the Fund paid $116,234 in brokerage commissions.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the
Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the
Fund.

ADMINISTRATOR
Federated Administrative Services, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services)
necessary to operate the Fund. Federated Administrative Services provides these at the following annual rate of the average aggregate daily net assets of the Fund as specified below:

                    Average Aggregate Daily
Maximum             Net Assets of the Fund
Administrative Fee
0.150 of 1%         on the first $250 million
0.125 of 1%         on the next $250 million
0.100 of 1%         on the next $250 million
0.075 of 1%         on assets in excess of
                    $750 million
The administrative fee received during any fiscal year shall be at least $50,000 per portfolio. Federated Administrative Services may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
---------------------------------------------------------------------------------------

Federated Service Company, a subsidiary of Federated, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN AND PORTFOLIO ACCOUNTANT
Fifth Third Bank, Cincinnati, Ohio, is custodian for the securities and cash of the
Fund. Federated Services Company provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary,
Federated Shareholder Services Company, maintains all necessary shareholder records.
The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT Auditors
The independent auditors for the Fund, KPMG LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

For the Year Ended May    2002         2001       2000
31,
Advisory Fee Earned       $659,444     $701,499   $834,859
Advisory Fee Reduction    139,647      148,553    $176,794
Sub-Advisory Fee          504,281      536,440    $638,404
Brokerage Commissions     117,240      117,067    $139,688
Administrative Fee        116,373      123,794    $148,276
Shareholder Services Fee  116,372      --         --

---------------------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.
The performance of Shares depends upon such variables as: changes in interest rates;
changes or differences in the Fund's or any class of Shares' expenses; and various other factors.
Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and Start of Performance periods ended May 31, 2002.

Yield is given for the 30-day period ended May 31, 2002.

                        0-Day           Year      Years     Start of
                       3eriod                               Performance on
                       P              1         5           December 5, 1994

Total Return
  Before Taxes         NA             (16.57)%  4.76%       11.88%
  After Taxes on        A              17.25)    .27%        .78%
  Distributions        N              (      %  2           9
  After Taxes on        A              9.60)%    .62%        .67%
  Distributions
  and Sale of Shares   N              (         3           9
Yield                  0.52%          NA        NA          NA

TOTAL RETURN
---------------------------------------------------------------------------------------
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the
30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of
Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

? Standard & Poor's ("S&P") Daily Stock Price Index of 500 Common Stocks, which is a composite index of common stocks in industry, transportation, and financial and public utility companies, and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in S&P figures.
? Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in the maximum offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "index funds" category in advertising and sales literature.
? Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly
Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

INVESTMENT RATINGS

Standard & Poor's Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.
A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.
B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.
CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.
C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
Moody's Investors Service, Inc. Long-Term Bond Rating Definitions
AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged.
Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated AA are judged to be of high quality by all standards.
Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch IBCA, Inc. Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate.
Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.
B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.
CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.
C--Bonds are imminent default in payment of interest or principal.
Moody's Investors Service, Inc. Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
o     Leading market positions in well-established industries;
o     High rates of return on funds employed;
o     Conservative capitalization structure with moderate reliance on debt and ample asset protection;
o     Broad margins in earning coverage of fixed financial charges and high internal cash generation; and
o     Well-established access to a range of financial markets and assured sources of alternate liquidity.
Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
Standard & Poor's Commercial Paper Ratings
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2--Capacity for timely payment on issues with this designation is satisfactory.
However, the relative degree of safety is not as high as for issues designated A-1.
Fitch IBCA, Inc. Commercial Paper Rating Definitions
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.
FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

i:\federated board funds\ccmi funds\disclosure work in process\ccmi equity
485\19wrapi.doc                                                       jg
ADDRESSES

CCMI Equity Fund

A Portfolio of CCMI Funds

5800 Corporate Drive
Pittsburgh, PA 15237-7010

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Commerce Capital Management, Inc.
850 Ridgelake Boulevard
#101
Memphis, TN 38120

Custodian
Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, OH 45263

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8612
Boston, MA 02266-8600

Independent Auditors
KPMG LLP
99 High Street
Boston, MA 02110-2371

PART C.    OTHER INFORMATION.

Item 23.

(a)         (i)   Conformed Copy of Declaration of Trust of the Registrant (7);
            (ii)  Conformed Copy of Amendment No. 1 to Declaration of Trust dated February
                  3, 1992 (7);
            (iii) Conformed copy of Amendment No. 2 to Declaration of Trust dated August
                  25, 1994 (6);
            (iv)  Conformed Copy of Amendment No. 3 to Declaration of   Trust dated August
                  25, 1994 (9);
            (v)   Conformed Copy of Amendment No. 4 to Declaration of Trust dated May 13,
                  1998 (9);
            (vi)  Comformed Copy of Amendment No. 5 to Declaration of Trust dated May 20,
                  1999 (11);
            (vii) Confomred Copy of Amendment No. 6 to Declaration of Trust dated November
                  16, 1999 (11);
            (viii) Conformed Copy of Amendment No. 7 to Declaration of Trust dated May 17,
                  2000 (11);
(ix)  Conformed Copy of Amendment No 8 to Declaration of Trust dated February 12,
                  2001 (11);
(x)   Conformed Copy of Amendment No 9 to Declaration of Trust dated February 14,
                  2002 (+)
                  (b)   (i) Copy of By-Laws of the Registrant (7);
                        (ii) Copy of Amendment No.1 to By-Laws of Registrant (9);
                        (iii) Copy of Amendment No.2 to By-Laws of Registrant (9);
                        (iv) Copy of Amendment No.3 to By-Laws of Registrant (9);
                        (v) Copy of Amendment No.4 to By-Laws of Registrant (9);
                  (c)   (i) Copy of Specimen Certificate for Shares of Beneficial Interest
                        of the 111 Corcoran Bond Fund (5);
            (ii)  Copy of Specimen Certificate for Shares of Beneficial Interest of the
                  111 Corcoran North  Carolina Municipal Securities Fund (5);
            (iii) Copy of Specimen Certificate for Shares of Beneifical Interest of the
                  111 Corcoran Equity Fund (7);
            (d)   (i)   Conformed copy of Investment Advisory Contract  of the Registrant and Exhibit A thereto dated May 10, 2001 (11);
(ii)  Conformed Copy of of Amendment to Ivestment Advisory Contract between CCMI
                        Funds and Commerce Capital Mangment, Inc. dated June 1, 2001; (+)
(iii) Conformed Copy of Exhibit B of the Investment Advosroy Contract of the
                        Registrant dated March 1, 2002; (+)
                  (iii) Conformed Copy of Sub-Advisory Agreement including Exhibit A dated
                        May 10, 2001 (11);
            (e)   (i)   Copy of Amendment to Distributor's Contract of the Registrant
                        dated June 1, 2001 (11);
                  (ii)  Conformed Copy of Exhibit B to Distributor's Contract to add 111
                        Corcoran Equity Fund (7);
(iv)  Conformed Copy of Exhibit C to Distributor's Contract dated December 1, 1990
                        (11);
(v)   Conformed Copy of Exhibit D to Distributor's Contract dated March 1, 2002 (+);
(vi)  Conformed Copy of CCMI Funds Distribution Plan dated February 14, 2002(+)
(vii) Conformed Copy of Exhibit A to the Distribution Plan of the Registrant dated
                        March 1, 2002 (+);
            (f)   Not applicable;
--------------------------------------------------------------------------------------------
+ All exhibits have been filed electronically.

5.    Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed February 19, 1992 (File Nos. 33-45753 and 811-6561)

6.    Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed October 3, 1994 (File Nos. 33-45753 and 811-6561)

7.    Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed May 24, 1995 (File Nos. 33-45753 and 811-6561)

9.    Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      12 on Form N-1A filed July 21, 1998 (File Nos. 33-45753 and 811-6561)

11.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      16 on Form N-1A filed July 24, 2001 (File Nos. 33-45753 and 811-6561)

            (g)   (i)   Conformed Copy of Custody Agreement of the Registrant, and
                        Exhibits A, B, and C, thereto (Exhibit C is Custodian Fee
                        Schedule) (9);
(ii)  Conformed Copy of Exhibit A of Custody Agreement of the Registrant dated March
                        1, 2002 (+);
(iii) Conformed Copy of Amendment to Custodian Contract between CCMI Funds and The
                        Fifth Third Bank dated June 1, 2001 (+);
(iv)  Conformed Copy of Amendment NO.1 to Exhibit 1 as revised on March 1, 2002 (+);
            (h)   (i)   Conformed Copy of Fund Accounting and Shareholder Recordkeeping
                        and Custody Services Procurement Agreement of the Registrant (7);
                  (ii)  Conformed Copy of Amendment to Fund Accounting, Shareholder
                        Recordkeeping and Custody Services Procurement of the Registrant
                        dated June 1, 2001 (+);
                  (iii) Conformed Copy of Administrative Services Agreement (5);
(v)   Conformed Copy of Amendment No.1 to Administrative Services Agreement (9);
(vi)  Conformed Copy of Amendment to Administrative Services Agreement between CCMI
                        Funds and Federated Administrative Services dated June 1, 2001 (+);
                  (iv)  Conformed Copy of Shareholder Services Plan (7);
                  (v)   Conformed Copy of Exhibit A to Shareholder Services Plan on behalf of 111 Corcoran Equity Fund (7);
                  (vi)  Conformed Copy of Exhibit B to Shareholder Services Plan on behalf of CCB Bond Fund (10);
(vii) Conformed Copy of Exhibit C to Shareholder Services Plan on behalf of CCB North
                        Carolina Municipal Securities Fund (10);
(viii)      Conformed Copy of Exhibit D to the Shareholder Seriveces Plan dated March
                        1, 2002 (+);
                  (viii)Conformed Copy of Shareholder Services Agreement, and Exhibits A,
                        B, and C, thereto (10);
                  (viiii)Conformed Copy of Exhibit D to the Shareholder Services Agreement
                        dated March 1, 2002 (+);
            (i)   Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered (7);
            (j)   Conformed copy of Consent of Independent Public Accountants; (11)
            (k)   Not applicable;
            (l)   Conformed Copy of Initial Capital Understanding (7);
            (m)   (i)   Copy of Rule 12b-1 Agreement including Exhibit A dated March 1,
                        2002 (+);
                  (ii)  Copy of Distribution Plan of the Regestrant with Federated
                        Securities Corp. dated February 14, 2002; (+)
                  (iii)  Copy of Exhibit A to Distribution Plan of the Regestrant with
                        Federated Securities Corp. dated March 1, 2002; (+)
            (n)   Not applicable;
             (o)     (i)  Conformed Copy of Power of Attorney of the Registrant (11);
             (p)     (i)  Conformed Copy of Code of Ethics of Registrant (11);
                   (ii) Conformed Copy of Code of Ethics of Registrant for Access
                        Persons (11);

---------------------------------------------------------------------------------------

      + All exhibits have been filed electronically.

5.    Response is incorporated by reference to Registrant's Initial Registration
      Statement on Form N-1A filed February 19, 1992 (File Nos. 33-45753 and 811-6561)

6.    Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 5 on Form N-1A filed October 3, 1994 (File Nos. 33-45753 and 811-6561)

7.    Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 6 on Form N-1A filed May 24, 1995 (File Nos. 33-45753 and 811-6561)

9.    Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 12 on Form N-1A filed July 21, 1998 (File Nos. 33-45753 and 811-6561)

10.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 13 on Form N-1A filed July 23, 1999 (File Nos. 33-45753 and 811-6561)

11.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      16 on Form N-1A filed July 24, 2001 (File Nos. 33-45753 and 811-6561)

Item 24.    Persons Controlled by or Under Common Control with Registrant
            -------------------------------------------------------------

            None

Item 25.    Indemnification:  1
            ----------------

Item 26.    Business and Other Connections of Investment Adviser and Sub-Adviser:
            ---------------------------------------------------------------------

            For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration
            Statement under "Who Manages and Provides Services to the Fund?"  The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief Financial Officer,
            Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA,
            15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson &
            Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800
            Delaware Avenue, P.O. Box 2305, Wilmington, DE  19899-2305.

            The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Stephen F. Auth
                                             Joseph M. Balestrino
                                             David A. Briggs
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Mark E. Durbiano
                                             James E. Grefenstette
                                             Robert M. Kowit
                                             Jeffrey A. Kozemchak
                                             Richard J. Lazarchic
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski
                                             Frank Semack
                                             Richard Tito
                                             Peter Vutz

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Randall S. Bauer
                                             Nancy J.Belz
                                             G. Andrew Bonnewell
                                             David Bruns
                                             Robert E. Cauley
                                             Regina Clancy
                                             Ross M. Cohen
                                             Fred B. Crutchfield
                                             Lee R. Cunningham, II
                                             Alexandre de Bethmann
B.    Anthony Delserone, Jr.
                                             Donald T. Ellenberger
                                             Eamonn G. Folan
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             John T. Gentry
                                             David P. Gilmore
                                             Marc Halperin

      1.    Response is incorporated by reference to Registrant's Initial
      Registration Statement on Form N-1A filed February 19, 1992 (File Nos. 33-45753 and 811-6561)

         Vice Presidents:                    John W. Harris
                                             Patricia L. Heagy
                                             Susan R. Hill
                                             Nikola A. Ivanov
                                             William R. Jamison
                                             Constantine J. Kartsonas
                                             Nathan H. Kehm
                                             John C. Kerber
                                             Steven Lehman
                                             Marian R. Marinack
                                             Natalie F. Metz
                                             Thomas J. Mitchell
                                             Joseph M. Natoli
                                             John L. Nichol
                                             Mary Kay Pavuk
                                             Jeffrey A. Petro
                                             John P. Quartarolo
                                             Ihab L. Salib
                                             Roberto Sanchez-Dahl, Sr.
                                             Aash M. Shah
                                             John Sidawi
                                             Michael W. Sirianni, Jr.
                                             Christopher Smith
                                             Timothy G. Trebilcock
                                             Leonardo A. Vila
                                             Paige M. Wilhelm
                                             Richard M. Winkowski, Jr.
                                             Lori A. Wolff
                                             George B. Wright

         Assistant Vice Presidents:          Catherine A. Arendas
                                             Angela A. Auchey
                                             Nicholas P. Besh
                                             David Bruns
                                             Hanan Callas
                                             Regina Chi
                                             David W. Cook
                                             James R. Crea, Jr.
                                             Karol M. Crummie
                                             David Dao
                                             Richard J. Gallo
                                             James Grant
                                             Anthony Han
                                             Kathryn P. Heagy
                                             Carol B. Kayworth
                                             J. Andrew Kirschler
                                             Robert P. Kozlowski
                                             Ted T. Lietz, Sr.
                                             Monica Lugani
                                             Tracey L. Lusk
                                             Theresa K. Miller
                                             Bob Nolte
                                             Rae Ann Rice
                                             James W. Schaub
                                             Jennifer G. Setzenfand
                                             Diane R. Startari
                                             Kyle D. Stewart
                                             Mary Ellen Tesla
                                             Michael R. Tucker
                                             Steven J. Wagner
                                             Mark Weiss

         Secretary:                          G. Andrew Bonnewell

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              C. Grant Anderson
                                             Leslie K. Ross

         Assistant Treasurer:                Denis McAuley, III

         The business address of each of the Officers of the investment adviser is
         Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
         15222-3779.  These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund
         Complex described in Part B of this Registration Statement.

Item 27.  Principal Underwriters:
          -----------------------

(a)   Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCMI Funds; Edward Jones Money Market
Fund; Federated Limited Duration Government Fund, Inc.; Federated American Leaders
Fund, Inc.; Federated Adjustable Rate Securities Fund; Federated Core Trust;
Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund,
Inc.; Federated Fixed Income Securities, Inc.; Federated Fund for U.S. Government
Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.;
Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income
Securities Trust; Federated Income Trust; Federated Index Trust; Federated
Institutional Trust; Federated Insurance Series; Federated International Series,
Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation
Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal
Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated
Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock
Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund;
Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government
Securities Fund: 2-5 Years; Federated Total Return Government Bond Fund; Federated
Utility Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds;
Hibernia Funds; Intermediate Municipal Trust; Marshall Funds, Inc.; Money Market
Obligations Trust; Regions Morgan Keegan Select Funds; RIGGS Funds; SouthTrust Funds;
The Wachovia Variable Insurance Funds; The Wachovia Funds; The Wachovia Municipal
Funds; and Vision Group of Funds.

         (b)

        (1)                          (2)                             (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------          -----------------      ----------------------

Chairman:                     Richard B. Fisher

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

        (1)                          (2)                             (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------          -----------------      ----------------------
Vice Presidents:              Teresa M. Antoszyk
                              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Timothy Franklin
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              Christopher L. Johnston
                              H. Joseph Kennedy
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinney
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              Timothy A. Rosewicz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

        (1)                          (2)                             (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------          -----------------      ----------------------
Assistant Vice Presidents:    Lisa Arcuri
                              Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              Renee L. Gebben
                              John T. Glickson
                              Ernest L. Linane
                              William Rose
                              Lynn Sherwood-Long

Secretary:                    Kirk A. Montgomery

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Thomas R. Donahue
                              Timothy S. Johnson
                              Victor R. Siclari

The business address of each of the Officers of Federated Securities Corp. is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:
            --------------------------------

      All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

            Registrant                          Federated Investors Tower
                                                1001 Liberty Avenue
                                                Pittsburgh, PA 15223-3779

(Notices should be sent to the Agent for Service at the above address)

                                                5800 Corporate Drive
                                                Pittsburgh, PA  15237-7010

            Federated Shareholder Services      P.O. Box 8600
            Company                             Boston, MA  02266-8600
            ("Transfer Agent and Dividend
            Disbursing Agent")

            Federated Administrative Services   Federated Investors Tower
            ("Administrator")                   1001 Liberty Avenue
                                                Pittsburgh, PA  15222-3779

            Commerce Capital Management, Inc.   850 Ridgelake Boulevard
            ("Adviser")                         #101, Mephis, TN 38120

            Franklin Street Advisors, Inc.      1450 Raleigh Raod, Suite 300
            ("Sub-Adviser")                     Chapel Hill, NC 27517

            Fifth Third Bank                    38 Fountain Square Plaza
            ("Custodian")                       Cincinnati, OH 45263

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

      Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                      SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant, CCB FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this
Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of
Pennsylvania, on the 25t day of July 2002.

                                       CCB FUNDS

                              BY: /s/C. Grant Anderson
                              C. Grant Anderson, Assistant Secretary
                              Attorney in Fact for John F. Donahue
                              July 25, 2002

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/C. Grant Anderson            Attorney In Fact        July 25, 2002
    C. Grant Anderson               For the Persons
    ASSISTANT SECRETARY             Listed Below

John F. Donahue*                    Chairman and Trustee
                                    (Chief Executive Officer)

Edward C. Gonzales*                 President, Treasurer
                                    and Trustee (Principal
                                    Financial and Accounting Officer)

J. Christopher Donahue              Executive Vice President and Trustee

Thomas G. Bigley*                   Trustee

John T. Conroy, Jr.*                Trustee

Nicholas P. Constantakis            Trustee

John F. Cunningham*                 Trustee

Lawrence D. Ellis, M.D.*            Trustee

Peter E. Madden*                    Trustee

Charles F. Mansfield, Jr.*          Trustee

John E. Murray, Jr.*                Trustee

Marjorie P. Smuts*                  Trustee

John S. Walsh*                      Trustee

* By Power of Attorney